SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	3 Months Ended	0 Months Ended		1 Months Ended
	Apr. 05, 2013	Mar. 31, 2014	Mar. 31, 2014 Subsequent events	Jan. 27, 2014 Subsequent events	May 14, 2014 Subsequent events
Subsequent event
Common stock issued for services (in shares)	200,000	100,000	100,000	44,307	100,000
Expenses related to common stock issued for service		$ 28,500			$ 49,500
Amortization period					0 years
Common stock issued for exercise of warrants (in shares)		1,300,000	1,300,000		17,870